Stock-Based Compensation Plans - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 5,499	¥ 5,249	¥ 2,737
Total cash received from exercise of stock-based compensation plans	¥ 12,757	¥ 7,129	¥ 2,730
Stock Acquisition Rights Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 1,593	¥ 2,045	¥ 1,291
Total intrinsic value of shares exercised under stock acquisition rights plan	¥ 13,325	¥ 6,970	¥ 1,541
Total unrecognized compensation expense	¥ 5,159
Total unrecognized compensation expense, weighted-average period to be recognized	1 year 11 months 8 days
Stock Acquisition Rights Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, expiration period	10 years